Administrator Agreement	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Administrator Agreement
8.	ADMINISTRATOR AGREEMENT

The Partnership and the Master Fund (collectively, the "Funds") have engaged CACEIS (USA) Inc. to provide certain administrative services for the Funds including, but not limited to, maintaining the books and records of the Funds and valuation of the Funds' Net Asset Value.

Millburn Multi-Markets Trading L.P. [Member]
Administrator Agreement
3.	ADMINISTRATOR AGREEMENT

The Partnership, U.S. Feeder, Cayman Feeder, and Cayman SPC Feeder (collectively, the "Funds") have engaged CACEIS (USA) Inc. (the "Administrator") to provide certain administrative services for the Funds, including, but not limited to, maintaining the books and records of the Funds and valuation of the Funds' net asset value.